Financial risk management objectives and policies (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Offset trade receivables and payables	€ 1,802	€ 324
ECL provision of trade and other receivables (as a percent)	69.00%	36.00%
Trade notes and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 9,497	€ 8,065
Trade notes and accounts receivable | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,780	12,319
Trade notes and accounts receivable | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(8,283)	(4,254)	€ (3,221)
Other receivables | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,728	3,675
Other receivables | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ (503)	€ (484)	€ (385)